Schedule of Exploration and Development Activities (Details)	12 Months Ended
Dec. 31, 2024
South akcakoca sub-basin [member]
IfrsStatementLineItems [Line Items]
Proportion of participating share	49.00%
Cendere [Member]
IfrsStatementLineItems [Line Items]
Proportion of participating share	19.60%